Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed tax (21%)	$ (29,730)
Income attributable to legacy NuScale LLC holders	6,543
Income tax benefit attributable to NCI	17,746
Change in valuation allowance	9,227
State income tax benefit, net of effect on federal tax	(1,235)
Other, net (none in excess of 5% of computed tax)	(2,551)
Income tax expense	$ 0	$ 0	$ 0